Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38482
Entity Registrant Name	HUYA Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building A3,E-Park
Entity Address, Address Line Two	280 Hanxi Road
Entity Address, Address Line Three	Panyu District
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	511446
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	225,231,915
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001728190
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Firm ID	1424
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Shenzhen, the People’s Republic of China
Business Contact
Document Information [Line Items]
Contact Personnel Name	Junhong Huang
Contact Personnel Email Address	ir@huya.com
Entity Address, Address Line One	Building A3,E-Park
Entity Address, Address Line Two	280 Hanxi Road
Entity Address, Address Line Three	Panyu District
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	511446
Entity Address, Country	CN
Country Region	86
City Area Code	20
Local Phone Number	2290-7888
American Depository Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	HUYA
Security Exchange Name	NYSE
Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares
Security Exchange Name	NYSE
No Trading Symbol Flag	true